GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Schedule of Goodwill and Intangible Assets
	Goodwill	Development costs	Patents and licenses	Technology based intangibles	Other	Total
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cost
At January 1, 2024	66,645	127,365	8,694	-	19,202	221,906
Additions	-	8,582	1	-	2,280	10,863
Additions through acquisition	13,839	122	-	13,105	-	27,066
Disposals or retirements	-	(70)	-	-	-	(70)

At December 31, 2024	80,484	135,999	8,695	13,105	21,482	259,765

At January 1, 2025	80,484	135,999	8,695	13,105	21,482	259,765
Additions	-	6,115	-	-	2,920	9,035
Disposals or retirements	-	(9,339)	-	-	-	(9,339)
Exchange differences	127	19	-	-	-	146

At December 31, 2025	80,611	132,794	8,695	13,105	24,402	259,607

Accumulated amortisation and Impairment losses
At January 1, 2024	(66,645)	(112,262)	(8,549)	-	(18,180)	(205,636)
Charge for the year (Note 9)	-	(1,190)	-	-	-	(1,190)
Impairment losses (Note 5)	-	(1,596)	-	-	-	(1,596)

At December 31, 2024	(66,645)	(115,048)	(8,549)	-	(18,180)	(208,422)

At January 1, 2025	(66,645)	(115,048)	(8,549)	-	(18,180)	(208,422)
Charge for the year (Note 9)	-	(1,381)	-	-	(4)	(1,385)
Impairment losses (Note 5)	-	(2,128)	-	-	(16)	(2,144)
Disposals or retirements	-	9,339	-	-	-	9,339
Exchange differences	-	(8)	-	-	-	(8)

At December 31, 2025	(66,645)	(109,226)	(8,549)	-	(18,200)	(202,620)

Carrying amounts
At December 31, 2025	13,966	23,568	146	13,105	6,202	56,987

At December 31, 2024	13,839	20,951	146	13,105	3,302	51,343

Schedule of Principal Development Projects
	2025	2024
Product Name	US$’000	US$’000
Continuous glucose monitoring testing	4,370	7,040
Premier Instruments for A1c and haemoglobinopathies testing	383	1,542
Metabolomic - PrePsia	1,340	-
Other projects	22	-
Total capitalised development costs	6,115	8,582

Schedule of Impairment Loss Recorded on Discontinued Assets
	December 31, 2025	December 31, 2024
	US$’000	US$’000
Immco Diagnostics Inc.	18	101
Trinity Biotech Manufacturing Limited	187	(120)
Trinity Biotech Do Brasil	-	162
Primus Corp	2,129	916
Clark Laboratories Inc.	30	130
Biopool US Inc.	-	219

Total impairment loss	2,364	1,408

Schedule of Impairment Loss for Each Class of Asset
	December 31, 2025	December 31, 2024
	US$’000	US$’000
Goodwill and other intangible assets (see Note 12)	2,144	1,596
Property, plant and equipment (see Note 11)	220	612
Financial assets (see Note 13)	-	(800)

Total impairment loss	2,364	1,408

Schedule of Significant Goodwill

Goodwill arising from the purchase of CGM assets from Waveform Technologies

December 31, 2025
Carrying amount of goodwill (US$’000)	12,403
Discount rate applied (real pre-tax)	18.6%
% EBITDA would need to decrease for an impairment to arise	56.51%
Long-term growth rate	2.0%

Goodwill arising from the acquisition of EpiCapture Limited

December 31, 2025
Carrying amount of goodwill (US$’000)	1,420
Discount rate applied (real pre-tax)	21.9%
% EBITDA would need to decrease for an impairment to arise	84.35%
Long-term growth rate	2.0%